[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY	10036
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 522 Fifth Avenue NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Fund
Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Face Amount (000)	Value (000)
Asset Backed Securities (0.7%)
Asset Backed — CLO (0.7%)
Carlyle Loan Investment Ltd.,
5.14%, 6/30/08	$ (a)(b)40,000	$40,000
5.17%, 7/14/08	(a)(b)12,500	12,500
Shiprock Finance,
4.91%, 8/11/08	(a)(b)29,364	29,359
Total Asset Backed Securities (Cost $81,859)		81,859
Certificates of Deposit (9.4%)
Banking (1.2%)
Regions Bank,
4.90%, 4/14/08	60,000	60,000
Wachovia Corp.,
5.32%, 2/4/08	75,000	75,000
		135,000
International Banks (8.2%)
Bank of Montreal,
5.09%, 4/18/08	75,000	75,000
Bank of Scotland,
4.70%, 5/1/08	27,000	26,990
5.32%, 2/22/08	60,000	60,002
Barclays Capital, Inc.,
4.70%, 3/31/08	150,000	150,000
Natixis,
5.19%, 2/15/08	30,000	30,000
5.35%, 2/4/08	125,000	125,001
Royal Bank of Scotland plc,
4.96%, 4/30/08	20,000	20,000
5.00%, 4/21/08	98,000	98,062
Societe Generale,
4.80%, 3/31/08	100,000	100,032
UBS AG,
4.04%, 6/16/08	45,000	45,007
5.46%, 2/19/08	115,000	115,000
5.50%, 3/12/08	100,000	100,000
		945,094
Total Certificates of Deposit (Cost $1,080,094)		1,080,094
Commercial Paper (49.9%) (e)
Asset Backed — Auto (2.0%)
DaimlerChrysler Revolving Auto Conduit LLC,
3.41%, 3/14/08	54,155	53,940
5.01%, 2/8/08	22,500	22,478
5.38%, 3/27/08	20,000	19,838
5.47%, 3/14/08	20,000	19,874
New Center Asset Trust,
3.76%, 2/26/08 - 2/29/08	115,000	114,681
		230,811
Asset Backed — Consumer (5.1%)
Barton Capital Corp.,
3.65%, 2/5/08	(a)50,000	49,980
Citibank Omni Master Corp.,
3.51%, 3/7/08	(a)87,500	87,202
Corporate Asset Funding Co., Inc.,
4.99%, 2/12/08	(a)45,000	44,933
Gemini Securitization Corp.,
3.07%, 4/30/08	(a)25,191	25,001
4.40%, 4/8/08	(a)25,558	25,351
4.94%, 2/7/08	(a)15,000	14,988
5.39%, 2/28/08	(a)30,000	29,880
5.48%, 2/29/08	(a)25,000	24,895

Mont Blanc Capital Corp.,
4.42%, 4/9/08	(a)60,000	59,505
Old Line Funding LLC,
3.66%, 2/22/08	(a)55,000	54,883
4.32%, 2/27/08	(a)30,000	29,907
Ranger Funding,
3.24%, 4/23/08	(a)29,000	28,787
Sheffield Receivables,
3.75%, 2/4/08	(a)25,000	24,992
Thames Asset Global Securitization, Inc.,
3.44%, 3/18/08	(a)39,457	39,285
Thunder Bay Funding LLC,
3.42%, 3/24/08	(a)42,589	42,380
		581,969
Asset Backed — Corporate (3.6%)
Atlantis One Funding,
3.75%, 2/1/08	(a)50,000	50,000
4.48%, 6/6/08	(a)30,000	29,538
CIESCO LLC,
3.35%, 4/22/08	(a)150,000	148,879
Eureka Securitization, Inc.,
5.60%, 2/15/08	(a)40,000	39,914
Nieuw Amsterdam Receivables Corp.,
3.39%, 3/31/08	(a)60,000	59,668
3.61%, 2/29/08	(a)25,000	24,930
Tulip Funding Corp.,
3.51%, 2/29/08	(a)50,000	49,864
4.82%, 2/6/08	(a)27,500	27,482
		430,275
Asset Backed — Diversified (7.3%)
Alpine Securitization Corp.,
3.41%, 3/14/08	(a)100,000	99,603
Bryant Park Funding LLC,
3.56%, 2/20/08	(a)20,059	20,022
Clipper Receivables Corp.,
3.22%, 2/1/08	(a)69,000	69,000
Jupiter Securitization Co.,
3.61%, 2/22/08	(a)83,295	83,120
Liberty Funding Co.,
3.38%, 3/28/08	(a)75,000	74,608
3.44%, 3/12/08	(a)40,000	39,848
3.71%, 2/22/08	(a)55,000	54,881
4.03%, 3/20/08	(a)27,500	27,353
4.05%, 3/17/08	(a)25,000	24,874
Market Street Funding,
3.27%, 3/28/08	(a)65,000	64,671
3.52%, 3/20/08 - 3/31/08	(a)60,363	60,043
4.47%, 2/12/08	(a)36,000	35,951
Three Pillars Funding,
4.03%, 3/17/08	(a)41,000	40,795
4.77%, 2/1/08	(a)25,000	25,000
5.58%, 3/19/08	(a)25,000	24,821
Yorktown Capital LLC,
5.67%, 2/25/08	(a)87,866	87,538
		832,128
Asset Backed — Mortgage (1.5%)
Cancara Asset Securitisation LLC,
3.94%, 4/23/08	(a)70,000	69,378
4.69%, 3/17/08	(a)25,000	24,855
4.70%, 3/26/08	(a)60,000	59,581
Sydney Capital Corp.,
3.62%, 3/14/08	(a)15,000	14,937
		168,751
Asset Backed — Securities (10.8%)
Amstel Funding Corp.,
4.79%, 3/10/08	(a)12,500	12,437
5.56%, 2/27/08	(a)60,000	59,762

5.61%, 2/28/08	(a)60,000	59,750
5.68%, 3/14/08	(a)50,000	49,673
6.82%, 2/7/08	(a)70,000	69,921
Galaxy Funding,
5.31%, 2/5/08	(a)17,000	16,990
Galleon Capital Corp.,
3.75%, 2/1/08	(a)150,000	150,000
Grampian Funding LLC,
4.43%, 3/10/08	(a)50,000	49,768
4.69%, 3/31/08	(a)75,000	74,430
4.70%, 4/7/08	(a)50,000	49,575
4.76%, 4/28/08	(a)30,000	29,661
5.06%, 2/26/08	(a)50,000	49,827
5.10%, 2/1/08	(a)50,000	50,000
5.24%, 2/19/08	(a)60,000	59,846
5.25%, 2/4/08	(a)25,000	24,989
North Sea Funding LLC,
4.10%, 2/1/08	(a)100,000	100,000
6.03%, 3/3/08	(a)109,000	108,441
6.42%, 2/13/08	(a)20,000	19,958
Scaldis Capital LLC,
3.99%, 4/15/08	(a)30,000	29,756
4.33%, 5/12/08	(a)50,000	49,401
5.30%, 3/18/08	(a)75,000	74,499
5.46%, 3/3/08	(a)55,000	54,745
		1,243,429
Banking (1.9%)
Bank of America Corp.,
4.99%, 3/25/08	64,000	63,540
Capital Markets Access Co. LCC,
3.54%, 10/1/31	(b)3,965	3,965
Citigroup Funding, Inc.,
4.85%, 5/6/08	50,000	49,376
5.50%, 3/18/08	100,000	99,317
		216,198
Finance — Automotive (1.1%)
Toyota Motor Credit Corp.,
4.01%, 8/7/08	75,000	73,464
5.32%, 2/11/08	50,000	49,928
		123,392
Financial Conglomerates (1.3%)
General Electric Capital Corp.,
3.55%, 7/21/08	75,000	73,757
4.00%, 9/5/08	75,000	73,237
		146,994
International Banks (14.2%)
Bank of Ireland,
3.81%, 4/14/08	(a)35,750	35,476
Barclays U.S. Funding Corp.,
4.79%, 3/31/08	50,000	49,615
4.86%, 3/25/08	125,000	124,123
5.00%, 3/24/08	50,000	49,647
5.15%, 2/15/08	70,000	69,862
5.20%, 2/4/08	25,000	24,989
DnB NOR Bank ASA,
4.77%, 3/31/08	175,000	173,649
KBC Financial Products International Ltd.,
4.40%, 7/8/08	(a)50,000	49,056
Rabobank USA Finance Corp.,
4.40%, 2/12/08	100,000	99,866
Royal Bank of Scotland plc,
4.35%, 7/9/08	100,000	98,119
4.57%, 7/2/08	55,000	53,962
4.93%, 5/28/08	50,000	49,218
Santander Central Hispano Finance Delaware, Inc.,
5.14%, 3/28/08	(a)26,000	25,797

Societe Generale,
4.58%, 7/2/08	65,000	63,772
Societe Generale North America, Inc.,
3.48%, 4/15/08	45,000	44,681
Swedbank Hypotek AB,
3.28%, 4/18/08	50,000	49,653
3.33%, 4/22/08	82,000	81,391
4.32%, 4/14/08	125,000	123,918
4.34%, 4/15/08	50,000	49,559
UBS Finance Delaware LLC,
3.23%, 7/18/08	150,000	147,774
4.45%, 6/11/08	70,000	68,889
4.96%, 4/30/08	100,000	98,800
		1,631,816
Investment Bankers/Brokers/Services (1.1%)
Goldman Sachs Group, Inc.,
4.01%, 5/23/08	125,000	123,464
Total Commercial Paper (Cost $5,729,227)		5,729,227
Corporate Notes (2.1%)
Asset Backed - SIV (1.4%)
Asscher Finance Corp.,
5.45%, 6/25/08	(a)20,000	20,000
CC USA, Inc.,
5.37%, 6/5/08	(a)25,000	25,000
Cullinan Finance Corp.,
5.39%, 6/16/08	(a)40,000	40,000
5.40%, 4/25/08	(a)65,000	65,000
Dorada Finance, Inc.,
5.37%, 6/6/08	(a)10,000	10,000
		160,000
International Banks (0.7%)
Societe Generale,
4.63%, 11/2/10	(a)30,000	30,000
4.64%, 2/29/08	(a)45,000	45,000
		75,000
Total Corporate Notes (Cost $235,000)		235,000
Extendible Floating Rate Notes (13.3%)
International Banks (13.3%)
Australia & New Zealand Banking Group Ltd.,
3.98%, 8/22/08	(b)25,000	25,000
Banque Federative Credit Mutuel,
4.39%, 8/13/08	(a)(b)305,130	305,130
BNP Paribas,
4.91%, 5/7/08	(b)150,000	150,000
Caixa d’Estalvis de Catalunya,
5.25%, 6/30/08	(a)(b)180,000	180,000
Caja de Ahorros y Monte de Piedad de Madrid,
4.10%, 8/12/08	(a)(b)120,000	120,000
Commonwealth Bank of Australia,
3.73%, 9/23/08	(a)(b)50,000	50,000
Depfa Bank plc,
5.12%, 6/15/09	(a)(b)59,000	59,000
Deutsche Bank AG,
4.75%, 12/21/12	(b)100,000	100,000
Kommunalkredit Austria AG,
4.01%, 8/21/08	(a)(b)150,000	150,000
Kommunalkredit International Bank Ltd.,
4.46%, 8/14/08	(a)(b)150,000	150,000
Royal Bank of Scotland Group plc,
4.00%, 8/20/08	(a)(b)135,000	135,000
4.51%, 1/15/09	(a)(b)100,000	100,000
Total Extendible Floating Rate Notes (Cost $1,524,130)		1,524,130
Floating Rate Notes (11.2%)
Asset Backed - SIV (2.6%)
Asscher Finance Corp.,
5.16%, 6/13/08	(a)(b)50,000	49,998
Cullinan Finance Corp.,
3.12%, 7/10/08	(a)(b)50,000	49,998

3.26%, 4/28/08	(a)(b)32,000	31,999
Kestrel Funding US LLC,
3.13%, 6/24/08	(a)(b)25,000	25,000
Links Finance LLC,
3.12%, 3/25/08	(a)(b)25,000	25,000
3.74%, 4/24/08	(a)(b)50,000	49,999
Sigma Finance, Inc.,
3.24%, 7/21/08	(a)(b)70,000	69,994
		301,988
Banking (2.8%)
Capital Markets Access Co. LCC,
3.32%, 6/1/32	(b)8,350	8,350
Charter Lakes Capital LLC,
3.27%, 10/1/46	(b)8,150	8,150
Conestoga Wood Specialties Corp.,
3.33%, 3/1/14	(b)9,210	9,210
Counts Trust,
4.95%, 2/6/08	(a)(b)95,000	95,000
Floridean Realty LLC,
3.32%, 11/1/31	(b)4,000	4,000
Frank Parsons Paper Co., Inc.,
3.33%, 6/1/27	(b)10,000	10,000
Harris Trust
3.00%, 7/31/08	60,000	60,000
Union Hamilton Special Funding, LLC,
5.28%, 6/23/08	(a)(b)25,000	25,000
5.36%, 6/16/08	(a)(b)50,000	50,000
Wachovia Corp.,
4.65%, 1/12/09	(b)30,000	30,000
Washington Road Properties & WR Partners LLC,
3.32%, 12/1/26	(b)9,880	9,880
Woerner Holdings, Inc.
3.33%, 6/1/33	(b)17,840	17,840
		327,430
Finance — Automotive (0.2%)
American Honda Finance Corp.,
4.93%, 8/6/08	(a)(b)26,000	26,000
International Banks (3.5%)
Banco Bilbao Vizcaya Argentaria SA,
4.65%, 4/3/08	(b)125,000	124,993
Barclays Bank plc,
4.28%, 6/16/08	(b)100,000	100,000
Credit Suisse,
5.00%, 2/26/08	(b)75,000	75,000
Deutsche Bank AG,
3.14%, 4/28/08	(b)50,000	49,995
Westpac Banking Corp.,
4.75%, 2/6/09	(a)(b)50,000	49,980
		399,968
Investment Bankers/Brokers/Services (2.0%)
Merrill Lynch & Co., Inc.,
3.31%, 5/27/08	(b)40,000	40,006
4.42%, 8/14/08	(b)185,000	185,017
		225,023
U.S. Government & Agency Security (0.1%)
Kamps Capital LLC,
3.27%, 9/1/33	(b)6,080	6,080
Total Floating Rate Notes (Cost $1,286,489)		1,286,489
Municipal Bonds (0.3%)
Banking (0.3%)
Urban Campus Environments LLC,
3.33%, 10/1/25 (Cost $34,250)	(b)34,250	34,250
Promissory Notes (1.0%)
Investment Bankers/Brokers/Services (1.0%)
Goldman Sachs Group, Inc.,
4.58%, 4/10/08	50,000	50,000
Merrill Lynch & Co., Inc.,
4.98%, 2/19/08	70,000	70,000
Total Promissory Notes (Cost $120,000)		120,000

Repurchase Agreements (12.2%)
Barclays Capital, Inc., 3.20%, dated 1/31/08, due 2/1/08, repurchase price $138,627; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 4.37%, due 7/9/09; Federal National Mortgage Association, 5.50%, due 12/14/22, valued at $141,391.	138,615	138,615

Credit Suisse First Boston, 3.28%, dated 1/31/08, due 2/1/08, repurchase price $225,021; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ameren Energy Generating Co., 7.95%, due 6/1/32; Autozone, Inc., 6.95%, due 6/15/16; Burlington Northern Santa Fe Corp., 5.65% - 8.13%, due 7/15/11 to 6/1/36; Cedar Brakes II LLC, 9.88%, due 9/1/13; Cleveland Electric Illuminating Co. (The), 7.43% - 7.88%, due 11/1/09 to 11/1/17; Clorox Co., 5.00% - 5.45%, due 10/15/12 to 1/15/15; ConAgra Foods, Inc., 7.88%, due 9/15/10; Continental Airlines, Inc., 6.65% - 7.92%, due 5/1/10 to 9/15/17; CVS/Caremark Corp., 5.75% - 6.25%, due 8/15/11 to 6/1/27; Darden Restaurants, Inc., 6.80%, due 10/15/37; Devon Financing Corp. ULC, 7.88%, due 9/30/31; DPL, Inc., 6.88%, due 9/1/11; Entergy Gulf States, Inc., 5.70%, due 6/1/15; Historic TW, Inc., 9.13%, due 1/15/13; Kraft Foods, Inc., 4.13% - 7.00%, due 11/12/09 to 8/11/37; McKesson Corp., 6.40%, due 3/1/08; Motorola, Inc., 7.63%, due 11/15/10; News America Holdings, Inc., 7.38% - 8.88%, due 10/17/08 to 1/20/24; News America, Inc., 6.15%, due 3/1/37; Potomac Edison Co. (The), 5.35%, due 11/15/14; RR Donnelly & Sons Co., 6.13%, due 1/15/17; Spectra Energy Capital LLC, 4.37% - 6.75%, due 3/1/09 to 7/15/18; System Energy Resources, Inc., 5.13%, due 1/15/14; Tampa Electric Co., 6.88%, due 6/15/12; Time Warner Cos, Inc., 7.25% - 7.57%, due 10/15/17 to 2/1/24; Time Warner Entertainment Co. LP, 7.25%, due 9/1/08; Time Warner, Inc., 5.50% - 5.88%, due 11/15/11 to 11/15/16; Transocean, Inc., 6.80% - 7.45%, due 4/15/27 to 3/15/38; Xstrata Canada Corp., 5.50% - 8.38%, due 2/15/11 to 6/15/35 valued at $229,502.

	225,000	225,000

Deutsche Bank Securities, Inc., 3.20%, dated 1/31/08, due 2/1/08, repurchase price $115,010; fully collateralized by asset backed security and corporate bonds at the date of this Portfolio of Investments as follows: Aegis Asset Backed Securities Trust, 4.26%, due 11/25/33; Alberto-Culver Co., 6.38%, due 6/15/28, Ametek, Inc., 7.20%, due 7/15/08; Anadarko Petroleum Corp., 5.39%, due 9/15/09; Countrywide Financial Corp., 5.80%, due 6/7/12; CSX Corp., 4.88%, due 11/1/09; DTE Energy Co., 6.38%, due 4/15/33; Energy Transfer Partners LP, 6.13%, due 2/15/17; Enogex, Inc., 8.13%, due 1/15/10; Entergy Gulf States, Inc., 4.88%, due 11/1/11 valued at $117,300.

	115,000	115,000

Deutsche Bank Securities, Inc., 3.20%, dated 1/31/08, repurchase price $250,022; fully collateralized by asset backed securities and corporate bonds at the date of this Portfolio of Investments as follows: ACE Securities Corp., 4.24%, due 12/25/34; Camden Property Trust, 5.00%, due 6/15/15; Corning, Inc., 5.90%, due 3/15/14; Deutsche Bank AG, Zero Coupon, due 5/5/11; Exelon Generation Co. LLC, 6.20%, due 10/1/17; General Electric Capital Corp., 4.69%, due 1/5/09; GE-WMC Mortgage Securities LLC, 3.58%, due 10/25/35; Goldman Sachs Group, Inc. (The), 5.95%, due 1/18/18; GTE Southwest, Inc., 8.50%, due 11/15/31; Huntington National Bank (The), 5.50%, due 2/15/16; North Front Pass-Through Trust, 5.81%, due 12/15/24; Santander Financial Issuances Trust, 7.25%, due 11/1/15; Sharps CDO II Ltd., Zero Coupon, due 9/8/46; Statoil Hydro ASA, 7.75%, due 6/15/23; Wisconsin Energy Corp., 6.50%, due 4/1/11, valued at $255,000.

	(b)(i)250,000	250,000
Deutsche Bank Securities, Inc., 3.25%, dated 1/31/08, due 2/1/08, repurchase price $50,005; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Gemini Securitization Corp. LLC, due 3/10/08; valued at $51,000.	50,000	50,000
Lehman Brothers, Inc., 3.24%, dated 1/31/08, due 2/1/08, repurchase price $300,027; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Aegis Finance LLC, due 2/1/08; valued at $306,005.	300,000	300,000
Merrill Lynch & Co, Inc., 3.25%, dated 1/31/08, due 2/1/08, repurchase price $100,009; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Marriott International, Inc., 5.81%, due 11/10/15; Maytag Corp., 6.45%, due 8/15/14; valued at $102,002.	100,000	100,000

Wachovia Capital Markets LLC, 3.33%, dated 1/31/08, due 2/1/08; repurchase price $225,021; fully collateralized by asset backed securities and corporate bonds at the date of this Portfolio of Investments as follows: ACA ABS Ltd., 8.38%, due 9/12/46; ACE Securities Corp., 5.64%, due 11/25/35; Airplanes Pass Through Trust, 3.50%, due 3/15/19; Asset Backed Funding Certificates, 5.64%, due 7/25/35; Asset Backed Securities Corp. Home Equity, 5.64% - 6.14%, due 4/25/35 to 6/25/35; Auriga CDO Ltd., 6.57%, due 1/10/47; Baker Street Funding, 8.21%, due 10/15/19; CapitalSource Commercial Loan Trust, 3.96% - 5.81%, due 1/20/16; Castle Garden Funding, 9.87%, due 10/27/20; Citigroup Mortgage Loan Trust, Inc., 5.64%, due 9/25/35 to 12/25/35; Copper River CLO Ltd., 7.68%, due 1/20/21; Countrywide Asset-Backed Certificates, 3.61% - 4.74%, due 5/25/36 to 3/25/37; Embarcadero Aircraft Securitization Trust, 3.60%, due 8/15/25; GE-WMC Mortgage Securities LLC, 3.58%, due 8/25/36; Greenpoint Mortgage Funding Trust, 6.12%, due 9/15/30; GSAMP Trust, 6.35%, due 11/25/34; GSC ABS CDO Ltd., 6.17%, due 11/14/39; Harbourview CDO III Ltd., 7.29%, due 9/15/36; Madison Park Funding I Ltd., 9.61%, due 3/25/20; Morgan Stanley Dean Witter Capital I, 6.51%, due 5/25/32; Octagon Investment Partners X Ltd., 7.35%, due 10/18/20; Octans CDO Ltd., 6.39%, due 11/12/51; Specialty Underwriting & Residential Finance, 6.64%, due 3/25/36; Structured Asset Investment Loan Trust, 4.14%, due 6/25/36; Structured Asset Securities Corp., 5.64%, due 1/25/35; United Air Lines, Inc., 6.07% - 7.78%, due 3/1/13 to 1/1/14; valued at $229,500

	225,000	225,000
Total Repurchase Agreements (Cost $1,403,615)		1,403,615
Total Investments (100.1%) (Cost $11,494,664)		11,494,664
Liabilities in Excess of Other Assets (-0.1%)		(7,223)
Net Assets (100%)		$11,487,441

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
(i)	Perpetual — Security does not have a predetermined maturity date.
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
SIV	— Structured Investment Vehicle

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (57.4%)
Federal Farm Credit Bank,
2.75%, 10/1/08	$ (d)17,000	$16,690
2.98%, 6/16/08	(b)40,000	39,996
2.99%, 8/18/08	(b)18,000	17,985
3.03%, 3/11/09	(b)225,000	224,984
3.06%, 5/27/09	(b)100,000	100,000
3.07%, 12/15/09 - 12/21/09	(b)150,000	149,963
3.08%, 7/9/09	(b)25,000	24,996
3.09%, 6/26/09	(b)100,000	100,000
4.18%, 6/13/08	(b)5,000	5,000
Federal Home Loan Bank,
2.63%, 7/15/08	102,000	101,380
2.88%, 7/8/08	85,000	85,038
2.98%, 2/27/09	50,000	50,000
3.05%, 1/29/09	8,025	8,024
3.11%, 12/3/08	(b)100,000	99,983
3.25%, 6/3/08	1,000	993
3.75%, 2/6/08 - 8/15/08	10,577	10,536
3.82%, 4/30/08	(d)24,740	24,740
3.88%, 8/22/08 - 7/16/09	(b)113,950	113,962
3.94%, 7/17/09	(b)100,000	100,000
4.06%, 4/9/08	(d)29,772	29,772
4.10%, 6/13/08	38,725	38,649
4.15%, 12/12/08	(b)44,500	44,500
4.19%, 4/14/09	(b)84,000	84,000
4.20%, 6/18/08	25,000	24,991
4.24%, 7/18/08	(d)23,882	23,882
4.30%, 5/21/08	30,000	29,996
4.34%, 4/10/08	(b)50,000	49,996
4.34%, 7/21/08	(d)13,880	13,880
4.35%, 2/15/08	(d)24,959	24,959
4.36%, 3/26/08	(d)99,360	99,360
4.43%, 12/3/08	(b)50,000	50,000
4.48%, 3/19/08	(d)99,443	99,443
4.49%, 8/5/09	(d)174,922	174,922
4.50%, 4/11/08 - 12/5/08	131,700	131,698
4.51%, 7/7/09	(b)75,000	75,000
4.52%, 7/21/08	(d)149,753	149,753
4.54%, 3/5/08	(d)124,487	124,487
4.57%, 11/28/08	50,000	50,000
4.60%, 11/28/08	65,000	65,000
4.63%, 11/21/08 - 12/4/08	95,000	95,000
4.69%, 4/4/08	(d)67,025	67,025
4.71%, 5/13/09	(b)100,000	100,000
4.74%, 5/20/09	(b)100,000	99,939
4.75%, 6/11/08 - 9/17/08	70,000	70,115
4.78%, 8/15/08	(b)50,000	50,017
4.79%, 11/26/08 - 2/18/09	(b)400,000	400,009
4.80%, 6/18/08	(b)30,000	29,995
4.83%, 12/15/08	(b)4,000	4,003
4.84%, 9/17/08	(b)60,000	59,985
4.88%, 3/5/08 - 8/7/08	18,930	18,951
4.94%, 6/11/09	(b)200,000	200,127
4.96%, 2/20/08	(d)26,963	26,963
5.12%, 8/22/08	(b)100,000	100,000
5.13%, 2/28/08 - 7/23/08	100,940	101,084
5.19%, 2/27/08	(d)224,295	224,295
5.80%, 9/2/08	26,570	26,875
Federal Home Loan Mortgage Corp.,
1.57%, 2/25/08	(d)24,918	24,918

2.14%, 3/3/08	(d)19,808	19,808
2.75%, 3/15/08	120,000	119,733
3.13%, 3/26/08	(b)25,000	24,999
3.50%, 5/21/08	1,160	1,160
3.63%, 5/9/08 - 9/15/08	16,586	16,508
4.06%, 6/12/08	(d)73,999	73,999
4.16%, 4/11/08	(d)9,902	9,902
4.22%, 4/30/08	(d)49,511	49,511
4.24%, 3/14/08	(d)9,948	9,948
4.25%, 6/23/08	24,550	24,495
4.26%, 6/5/08	(d)41,197	41,197
4.30%, 5/5/08 - 12/12/08	85,000	84,982
4.30%, 2/21/08	(d)99,759	99,759
4.31%, 6/16/08	(d)31,933	31,933
4.32%, 3/24/08	(d)173,918	173,918
4.34%, 4/21/08	(d)24,758	24,758
4.35%, 6/2/08	3,000	2,991
4.38%, 12/11/08	50,000	50,000
4.40%, 9/15/08	(d)9,714	9,714
4.44%, 2/29/08	(d)49,836	49,836
4.48%, 9/19/08	10,000	10,108
4.49%, 6/13/08	(d)72,678	72,678
4.50%, 8/4/08	1,990	1,989
4.67%, 5/5/08	(d)14,836	14,836
4.67%, 9/30/08	(b)150,000	149,943
4.79%, 3/10/08	(d)29,853	29,853
4.95%, 4/25/08	(d)4,794	4,794
5.00%, 2/8/08 - 7/23/08	26,450	26,504
5.08%, 8/18/08	(d)18,486	18,486
5.13%, 4/18/08 - 8/14/08	16,160	16,251
5.18%, 3/12/08	(d)49,776	49,776
5.75%, 4/15/08	10,974	11,008
Federal National Mortgage Association,
1.07%, 2/22/08	(d)124,688	124,688
2.36%, 4/1/08	(d)39,717	39,717
2.50%, 6/15/08	55,717	55,445
2.70%, 3/12/08	(d)49,765	49,765
2.88%, 5/19/08	39,180	39,028
3.10%, 1/9/09	(b)75,000	75,000
3.25%, 8/15/08	60,000	59,656
3.34%, 2/15/08	(d)349,411	349,411
3.38%, 1/23/09	34,000	34,000
4.00%, 9/2/08	18,337	18,469
4.07%, 7/16/08	(d)207,586	207,586
4.25%, 6/11/08	(d)14,812	14,812
4.26%, 2/13/08	(d)101,995	101,995
4.28%, 4/11/08 - 8/29/08	(d)216,628	216,628
4.29%, 5/16/08	(d)179,357	179,357
4.31%, 4/2/08	(d)49,651	49,651
4.32%, 7/9/08	(d)91,210	91,210
4.34%, 5/12/08	(d)76,535	76,535
4.46%, 3/19/08	(d)124,306	124,306
4.50%, 10/15/08	13,170	13,331
4.54%, 3/26/08	(d)49,678	49,678
4.63%, 3/20/08	(d)15,023	15,023
4.88%, 4/10/08	30,000	30,020
4.96%, 2/8/08	10,000	10,000
5.00%, 2/27/08	4,400	4,401
5.25%, 6/15/08 - 1/15/09	65,000	66,206
Total U.S. Government & Agency Securities (Cost $7,779,154)		7,779,154
Repurchase Agreements (45.6%)
Bank of America Securities LLC, 3.00%, dated 1/31/08, due 2/1/08, repurchase price $285,024; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 11/1/37, valued at $290,700.	285,000	285,000

Bank of America Securities LLC, 3.00%, dated 1/31/08, due 4/2/08, repurchase price $50,254; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.84%, due 1/1/35; Federal National Mortgage Association, Adjustable Rate Mortgage: 5.09%, due 11/1/35, valued at $51,000.	50,000	50,000
Barclays, Inc., 3.00%, dated 1/31/08, due 2/1/08, repurchase price $1,836,093; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Adjustable Rate Mortgage: 4.42%, due 1/8/09; Federal National Mortgage Association, Fixed Rate Mortgage: 5.28%, due 12/12/17, valued at $1,872,661.	1,835,940	1,835,940
Barclays, Inc., 4.60%, dated 1/31/08, due 2/19/08, repurchase price $20,235; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Mortgage Corp., Gold Pool: 5.00%, due 2/1/37, valued at $20,400.	20,000	20,000
Barclays, Inc., 4.70%, dated 11/21/07, due 2/19/08, repurchase price $20,235; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Mortgage Corp., Gold Pool: 5.00%, due 2/1/37, valued at $20,400.	20,000	20,000
Barclays, Inc., 5.28%, dated 7/24/07, due 4/21/08, repurchase price $15,598; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 12/1/18, valued at $15,300.	15,000	15,000
Bear Stearns Cos., Inc., 2.99%, dated 1/31/08, due 2/1/08, repurchase price $175,015; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Mortgage Corp., Gold Pools: 5.00% - 7.50%, due 7/1/24 - 2/1/38, valued at $178,501.	175,000	175,000
CS First Boston LLC, 3.20%, dated 1/29/08, due 2/20/08, repurchase price $40,078; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.56% - 5.94%, due 11/1/34 - 12/1/37, valued at $40,802.	40,000	40,000
CS First Boston LLC, 3.25%, dated 1/29/08, due 2/13/08, repurchase price $100,135; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.88% - 7.22%, due 10/1/21 - 11/1/37, valued at $102,002.	100,000	100,000
CS First Boston LLC, 4.40%, dated 11/1/07, due 4/29/08, repurchase price $40,880; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.56% - 5.98%, due 11/1/34 - 12/1/37, valued at $40,804.	40,000	40,000
CS First Boston LLC, 4.47%, dated 11/13/07, due 2/12/08, repurchase price $51,037; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.27% - 5.41%, due 2/1/34 - 1/1/38, valued at $51,000.	50,000	50,000
CS First Boston LLC, 4.50%, dated 11/6/07, due 2/4/08, repurchase price $30,653; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.72% - 6.69%, due 7/1/34 - 7/1/42, valued at $30,603.	30,000	30,000

CS First Boston LLC, 4.85%, dated 9/11/07, due 3/10/08, repurchase price $51,219; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.70% - 6.33%, due 12/1/33 - 3/1/37, valued at $51,003.	50,000	50,000

Deutsche Bank Securities, Inc., 3.00%, dated 1/31/08, due 2/1/08, repurchase price $1,500,125; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/2/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% to 7.00%, due 10/15/37 - 1/15/38, valued at $1,530,000.

	1,500,000	1,500,000

Deutsche Bank Securities, Inc., 4.17%, dated 1/4/08, due 4/7/08, repurchase price $40,436; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $40,800.

	40,000	40,000

Deutsche Bank Securities, Inc., 4.18%, dated 1/7/08, due 3/11/08, repurchase price $50,372; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $51,000

	50,000	50,000

Deutsche Bank Securities, Inc., 4.28%, dated 1/3/08, due 3/5/08, repurchase price $60,442; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $61,200.

	60,000	60,000

Deutsche Bank Securities, Inc., 4.37%, dated 1/2/08, due 2/4/08, repurchase price $50,200; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $51,000.

	50,000	50,000

Deutsche Bank Securities, Inc., 4.40%, dated 12/18/07, due 2/19/08, repurchase price $20,154; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $20,400.

	20,000	20,000

Deutsche Bank Securities, Inc., 4.44%, dated 10/29/07, due 3/27/08, repurchase price $25,459; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $25,500.

	25,000	25,000

Deutsche Bank Securities, Inc., 4.46%, dated 10/24/07, due 3/24/08, repurchase price $101,871; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $102,000.

	100,000	100,000

Deutsche Bank Securities, Inc., 4.49%, dated 11/1/07, due 3/31/08, repurchase price $40,753; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.60% - 6.29%, due 11/1/36 - 1/1/38; Gold Pools: 4.50% - 7.00%, due 9/1/21 - 1/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.36% - 7.14%, due 11/1/23 - 2/1/38; Fixed Rate Mortgage: 5.24%, due 11/1/15; Government National Mortgage Association, Fixed Rate Mortgages: 6.50% - 7.00%, due 10/15/37 - 1/15/38, valued at $40,800.

	40,000	40,000
Goldman Sachs Group, Inc., 2.98%, dated 1/31/08, due 2/1/08, repurchase price $815,067; fully collateralized by a U.S. government agency at the at the date of this Portfolio of Investments as follows: Federal Home Mortgage Corp., Gold Pools: 5.60% - 7.50%, due 6/1/19 - 12/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 8.00%, due 9/1/19 - 12/1/37, valued at $831,300.	815,000	815,000
Merrill Lynch & Co., Inc., 3.25%, dated 1/31/08, due 2/1/08, repurchase price $200,018; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 8.50%, due 10/1/18 - 1/1/38, valued at $204,001.	200,000	200,000
UBS Securities LLC, 2.95%, dated 1/31/08, due 5/1/08, repurchase price $50,369; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.45% - 6.53%, due 8/1/34 - 9/1/39, valued at $51,004.	50,000	50,000

UBS Securities LLC, 3.20%, dated 1/28/08, due 2/28/08, repurchase price $75,207; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.91% - 6.21%, due 4/1/33 - 12/1/47, valued at $76,503.	75,000	75,000
UBS Securities LLC, 3.80%, dated 1/11/08, due 7/9/08, repurchase price $40,756; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.28% - 6.82%, due 7/1/29 - 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgage: 4.78%, due 11/1/12, valued at $40,800.	40,000	40,000
UBS Securities LLC, 3.85%, dated 1/10/08, due 6/10/08, repurchase price $25,457; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.21% - 7.12%, due 10/1/32 - 9/1/36; Federal National Mortgage Association, Fixed Rate Mortgage: 6.03%, due 9/1/11, valued at $25,503.	25,000	25,000
UBS Securities LLC, 4.55%, dated 12/5/07, due 3/4/08, repurchase price $25,281; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.50% - 6.18%, due 9/1/36 - 4/1/37, valued at $25,502.	25,000	25,000
UBS Securities LLC, 4.60%, dated 11/27/07, due 2/25/08, repurchase price $30,222; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.96% - 6.89%, due 7/1/29 - 9/1/45; Federal National Mortgage Association, Fixed Rate Mortgage: 6.03%, due 9/1/11, valued at $30,602.	30,000	30,000
UBS Securities LLC, 4.65%, dated 12/5/07, due 2/4/08, repurchase price $50,388; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.02% - 7.15%, due 7/1/32 - 9/1/36, valued at $51,004.	50,000	50,000
UBS Securities LLC, 4.93%, dated 9/7/07, due 3/5/08, repurchase price $51,226; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.46% - 6.08%, due 7/1/36 - 10/1/40, valued at $51,000.	50,000	50,000
UBS Securities LLC, 5.29%, dated 5/24/07, due 2/19/08, repurchase price $10,353; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.07% - 7.25%, due 9/1/30 - 7/1/35, valued at $10,200.	10,000	10,000
UBS Securities LLC, 5.32%, dated 6/1/07, due 5/27/08, repurchase price $10,533; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.07% - 5.89%, due 7/1/35 - 10/1/36, valued at $10,201.	10,000	10,000
UBS Securities LLC, 5.37%, dated 6/12/07, due 6/6/08, repurchase price $10,537; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage: 5.89%, due 10/1/36, valued at $10,204.	10,000	10,000

Wachovia Capital Markets LLC, 3.00%, dated 1/31/08, due 2/1/08, repurchase price $200,017; fully collateralized by a U.S. government agency at the date of this Portfolio of Investments as follows: Federal Home Mortgage Corp., Adjustable Rate Mortgages: 5.00% - 5.15%, due 9/1/35 - 2/1/36; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.74% - 5.37%, due 6/1/17 - 11/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 7.00%, due 11/1/13 - 10/1/36; Government National Mortgage Association, Fixed Rate Mortgages: 5.25% - 7.71%, due 2/15/27 - 10/15/44, valued at $204,000.

	200,000	200,000
Total Repurchase Agreements (Cost $6,185,940)		6,185,940
Total Investments (103.0%) (Cost $13,965,094)		13,965,094
Liabilities in Excess of Other Assets (-3.0%)		(412,109)
Net Assets (100%)		$13,552,985

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Fund

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Asset Backed Securities (0.5%)
Asset Backed — CLO (0.5%)
Carlyle Loan Investment Ltd.,
5.14%, 6/30/08	$ (a)(b)45,000	$45,000
5.17%, 7/14/08	(a)(b)37,500	37,500
Shiprock Finance,
4.91%, 8/11/08	(a)(b)48,939	48,932
Total Asset Backed Securities (Cost $131,432)		131,432
Certificates of Deposit (3.9%)
Banking (3.9%)
HSBC USA, Inc.,
4.25%, 8/14/08	(b)130,000	130,000
Regions Bank,
4.90%, 4/14/08	140,000	140,000
Union Bank Of California,
4.70%, 3/31/08	200,000	200,000
4.77%, 2/8/08	100,000	100,000
Wachovia Corp.,
5.32%, 2/4/08	375,000	375,000
Total Certificates of Deposit (Cost $945,000)		945,000
Commercial Paper (55.5%) (e)
Asset Backed — Auto (1.6%)
DaimlerChrysler Revolving Auto Conduit LLC,
5.01%, 2/8/08	50,000	49,952
5.38%, 3/27/08	30,000	29,757
5.47%, 3/14/08	55,000	54,653
New Center Asset Trust,
3.76%, 2/26/08 - 2/29/08	255,000	254,294
		388,656
Asset Backed — Consumer (10.0%)
Barton Capital LLC,
3.20%, 2/1/08	(a)29,377	29,377
3.65%, 2/5/08	(a)245,000	244,901
CAFCO LLC,
4.99%, 2/12/08	(a)115,000	114,829
Gemini Securitization Corp.,
3.07%, 4/30/08	(a)50,000	49,623
4.27%, 2/22/08	(a)150,000	149,629
4.40%, 4/8/08	(a)25,000	24,797
4.94%, 2/7/08	(a)95,000	94,923
5.40%, 2/28/08	(a)100,000	99,601
5.48%, 2/29/08	(a)70,000	69,706
Mont Blanc Capital Corp.,
4.42%, 4/9/08	(a)140,000	138,844
Old Line Funding Corp.,
3.42%, 3/14/08 - 3/17/08	(a)85,586	85,242
4.33%, 2/27/08	(a)70,840	70,620
4.70%, 2/14/08	(a)50,000	49,916
Palisades,
3.51%, 3/7/08	(a)125,000	124,575
Park Avenue Receivables Co. LLC,
3.61%, 2/20/08	(a)95,797	95,615
Ranger Funding Co. LLC,
3.25%, 4/23/08	(a)70,000	69,486
4.15%, 4/25/08	(a)250,000	247,608
Sheffield Receivables Corp.,
3.75%, 2/4/08	(a)45,000	44,986
3.76%, 2/19/08	(a)90,000	89,831
4.32%, 2/11/08	(a)99,000	98,882
Thames Asset Global Securitization, Inc.,
3.71%, 2/20/08	(a)257,240	256,738
4.32%, 2/11/08	(a)69,246	69,163
4.40%, 2/13/08	(a)23,006	22,972
Thunder Bay Funding LLC,
4.22%, 2/27/08	(a)37,646	37,532
5.43%, 2/20/08	(a)48,465	48,328
		2,427,724

Asset Backed — Corporate (4.1%)
Atlantis One Funding Corp.,
3.75%, 2/1/08	(a)50,000	50,000
4.48%, 6/6/08	(a)50,000	49,230
4.57%, 6/5/08	(a)100,000	98,444
CIESCO LLC,
3.35%, 4/22/08	(a)250,000	248,133
Eureka Securitization, Inc.,
4.09%, 3/7/08	(a)45,000	44,822
Nieuw Amsterdam Receivables Corp.,
3.40%, 3/31/08	(a)110,000	109,392
3.61%, 2/29/08	(a)65,000	64,818
4.33%, 2/12/08	(a)40,000	39,947
Tulip Funding Corp.,
3.51%, 2/29/08	(a)148,349	147,945
4.37%, 2/11/08	(a)90,000	89,891
4.82%, 2/6/08	(a)60,000	59,960
		1,002,582
Asset Backed — Diversified (6.5%)
Alpine Securitization Corp.,
3.42%, 3/14/08	(a)300,000	298,810
Clipper Receivables Co. LLC,
3.50%, 2/1/08	(a)100,000	100,000
Fairway Finance Co. LLC,
3.70%, 2/6/08	(a)120,000	119,938
Jupiter Securitization Corp.,
3.61%, 2/22/08	(a)100,000	99,790
Liberty Street Funding LLC,
3.35%, 3/28/08	(a)25,000	24,870
3.44%, 3/12/08	(a)75,000	74,715
4.03%, 3/20/08	(a)152,500	151,687
Market Street Funding LLC,
3.27%, 3/28/08	(a)140,000	139,292
3.52%, 3/20/08 - 3/25/08	(a)148,000	147,274
Silver Tower US Funding LLC,
3.54%, 2/15/08	(a)119,000	118,837
Three Pillars Funding LLC,
4.77%, 2/1/08	(a)25,000	25,000
5.17%, 2/15/08	(a)50,000	49,901
5.58%, 3/19/08	(a)50,000	49,641
Yorktown Capital LLC,
5.67%, 2/25/08	(a)195,000	194,272
		1,594,027
Asset Backed — Mortgage (1.9%)
Cancara Asset Securitisation LLC,
3.33%, 4/21/08	(a)56,775	56,359
3.94%, 4/23/08	(a)130,000	128,845
4.69%, 3/6/08 - 3/17/08	(a)150,000	149,270
4.70%, 3/26/08	(a)100,000	99,302
Sydney Capital Corp.,
3.62%, 3/14/08	(a)39,500	39,334
		473,110
Asset Backed — Securities (12.0%)
Amstel Funding Corp.,
4.79%, 3/10/08	(a)12,500	12,437
5.56%, 2/27/08	(a)130,000	129,484
5.61%, 2/28/08	(a)100,000	99,584
5.68%, 3/14/08	(a)150,000	149,020
6.82%, 2/7/08	(a)180,000	179,797
Galaxy Funding, Inc.,
4.54%, 3/12/08	(a)50,000	49,750
Galleon Capital Corp.,
3.45%, 2/1/08	(a)350,000	350,000
Grampian Funding LLC,
4.43%, 3/10/08	(a)200,000	199,071
4.69%, 3/31/08	(a)160,000	158,785
4.70%, 4/7/08	(a)100,000	99,149
4.76%, 4/28/08	(a)215,000	212,568
5.06%, 2/26/08	(a)110,000	109,620
5.10%, 2/1/08	(a)25,000	25,000
5.24%, 2/19/08	(a)190,000	189,511
5.25%, 2/4/08	(a)55,000	54,976

North Sea Funding LLC,
4.10%, 2/1/08	(a)100,000	100,000
6.00%, 3/3/08	(a)115,000	114,412
6.42%, 2/13/08	(a)55,000	54,884
Scaldis Capital LLC,
4.11%, 4/15/08	(a)170,000	168,579
4.33%, 5/12/08	(a)100,000	98,802
4.73%, 3/31/08	(a)100,000	99,235
5.30%, 3/18/08	(a)150,000	148,998
5.47%, 3/3/08	(a)120,000	119,443
		2,923,105
Asset Backed — SIV (0.6%)
Cullinan Finance Corp.,
3.12%, 7/10/08	(a)(b)150,000	149,994
Banking (6.0%)
Bank of America Corp.,
4.99%, 3/25/08	64,000	63,540
Citigroup Funding, Inc.,
4.59%, 4/11/08 - 4/14/08	350,000	346,819
4.70%, 4/10/08	250,000	247,774
4.85%, 5/6/08	160,000	158,003
5.50%, 3/19/08	250,000	248,254
Fifth Third Bancorp,
3.72%, 8/22/08	(a)(b)150,000	150,000
HSBC USA, Inc.,
4.76%, 4/14/08	200,000	198,110
JPMorgan Chase & Co.,
4.34%, 4/4/08	40,626	40,321
		1,452,821
Finance — Automotive (1.5%)
American Honda Finance Corp.,
3.83%, 4/10/08	70,000	69,490
Toyota Motor Credit Corp.,
3.43%, 4/14/08	30,000	29,793
4.01%, 8/7/08	150,000	146,929
4.74%, 3/24/08	20,000	19,866
5.32%, 2/11/08	100,000	99,856
		365,934
Financial Conglomerates (1.9%)
General Electric Capital Corp.,
3.55%, 7/21/08	125,000	122,928
4.00%, 9/5/08	160,000	156,239
4.65%, 4/29/08	200,000	197,780
		476,947
Insurance (0.1%)
ING America Insurance Holdings, Inc.,
4.35%, 4/10/08	20,000	19,835
International Banks (8.4%)
Barclays US Funding LLC,
4.79%, 3/31/08	150,000	148,846
4.86%, 3/25/08	260,000	258,176
5.00%, 3/24/08	170,000	168,798
5.13%, 2/19/08	335,000	334,155
5.15%, 2/15/08	130,000	129,744
5.20%, 2/4/08	50,000	49,979
ING (US) Funding LLC,
5.00%, 2/20/08	44,550	44,434
UBS Finance Delaware LLC,
3.23%, 7/18/08	250,000	246,290
3.75%, 5/12/08	35,000	34,636
4.45%, 6/11/08	130,000	127,936
4.94%, 4/30/08	400,000	395,216
5.07%, 2/19/08	100,200	99,951
		2,038,161
Investment Bankers/Brokers/Services (0.9%)
Goldman Sachs Group, Inc.,
4.01%, 5/23/08	225,000	222,235
Total Commercial Paper (Cost $13,535,131)		13,535,131
Corporate Notes (5.6%)
Asset Backed — SIV (2.3%)
Asscher Finance Corp.,
5.45%, 6/25/08	(a)85,000	85,000
Beta Finance, Inc.,
5.37%, 6/6/08	(a)55,000	55,000
CC USA, Inc.,
5.37%, 6/5/08	(a)85,000	85,000

Cullinan Finance Corp.,
5.39%, 6/16/08	(a)160,000	160,000
5.40%, 4/25/08	(a)185,000	185,000
		570,000
Banking (3.3%)
Bank of America N.A.,
4.75%, 4/7/08	100,000	100,000
Harris Trust & Savings Bank,
3.00%, 7/31/08	140,000	140,000
Regions Bank,
4.38%, 6/9/08	200,000	200,000
4.52%, 7/3/08	150,000	150,000
Wachovia Corp.,
4.75%, 1/4/13	(b)200,000	200,000
		790,000
Total Corporate Notes (Cost $1,360,000)		1,360,000
Extendible Notes (1.3%)
Banking (0.4%)
Wells Fargo & Co.,
4.32%, 7/15/09	(a)(b)87,565	87,565
Investment Bankers/Brokers/Services (0.9%)
Merrill Lynch & Co., Inc.,
4.38%, 8/14/08	(b)215,000	215,000
Total Extendible Notes (Cost $302,565)		302,565
Floating Rate Notes (9.9%)
Asset Backed — SIV (3.6%)
Asscher Finance Corp.,
5.08%, 6/13/08	(a)(b)200,000	199,993
Beta Finance, Inc.,
4.43%, 4/11/08	(a)(b)50,000	50,002
Kestrel Funding US LLC,
3.08%, 6/24/08	(a)(b)125,000	124,999
Links Finance LLC,
3.07%, 3/25/08	(a)(b)75,000	74,998
3.68%, 4/24/08	(a)(b)50,000	49,999
4.79%, 3/31/08	(a)(b)150,000	149,998
4.87%, 5/19/08	(a)(b)100,000	99,997
Sigma Finance, Inc.,
3.18%, 7/22/08	(a)(b)115,000	114,990
		864,976
Banking (3.7%)
Bank of America N.A.,
3.18%, 2/8/08	(b)300,000	300,000
Union Hamilton Special Funding LLC,
5.29%, 6/16/08	(a)(b)150,000	150,000
Wachovia Corp.,
3.21%, 6/27/08	(b)315,000	315,037
4.65%, 1/12/09	(b)70,000	70,000
4.85%, 6/27/08	(b)70,000	70,004
		905,041
Finance — Automotive (2.1%)
American Honda Finance Corp.,
4.35%, 4/14/08	(a)(b)140,000	140,000
4.85%, 5/12/08	(a)(b)40,000	40,000
4.87%, 5/9/08	(a)(b)50,000	50,000
5.11%, 6/11/08	(a)(b)187,500	187,500
Toyota Motor Credit Corp.,
3.07%, 5/12/08	(b)100,000	100,002
		517,502
Financial Conglomerates (0.2%)
General Electric Capital Corp.,
4.32%, 4/15/08	(b)50,000	50,006
Insurance (0.1%)
AIG Matched Funding Corp.,
4.53%, 2/6/08	(a)(b)25,000	25,002
Investment Bankers/Brokers/Services (0.2%)
Merrill Lynch & Co., Inc.,
3.32%, 5/27/08	(b)50,000	50,008
Total Floating Rate Notes (Cost $2,412,535)		2,412,535
Mortgage Bond (0.6%)
Asset Backed — Mortgage (0.6%)
Wachovia Corp.,
4.02%, 7/17/08 (Cost $150,000)	150,000	150,000

Promissory Notes (2.4%)
Banking (0.3%)
JPMorgan Chase & Co.,
4.35%, 8/11/08	(b)75,000	75,000
Investment Bankers/Brokers/Services (2.1%)
Goldman Sachs Group, Inc.,
4.52%, 4/10/08	175,000	175,000
5.14%, 2/29/08	200,000	200,000
Merrill Lynch & Co., Inc.,
4.92%, 2/19/08	130,000	130,000
		505,000
Total Promissory Notes (Cost $580,000)		580,000
Repurchase Agreements (20.5%)
Banc of America LLC, 3.15%, dated 1/31/08, due 2/1/08, repurchase price $400,035; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Archer Daniels Midland UK, due 5/15/08 - 5/22/08; Bear Stearns High-Grade Structured Credit Strategies Master Fund, Ltd., due 2/19/08 - 2/25/08; Belmont Funding LLC, due 2/20/08; Danske Corp., due 5/2/08; Fountain Square Commercial Funding Corp., due 4/11/08; Reckitt Benckiser Treasury Services plc, due 4/22/08, valued at $408,000.	400,000	400,000
Barclays, Inc., 3.20%, dated 1/31/08, due 2/1/08, repurchase price $92,338; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 4.37%, due 7/9/09, valued at $94,180.	92,330	92,330

CS First Boston LLC, 3.28%, dated 1/31/08, due 2/1/08, repurchase price $775,071; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: American Electric Power Co., Inc., 5.25% - 5.38%, due 3/15/10 - 6/1/15; Atmos Energy Corp., 4.00%, due 10/15/09; BAE Systems Holdings, Inc., 6.40%, due 12/15/11; Banque Centrale de Tunisie, 7.38%, due 4/25/12; Black & Decker Corp., 4.75%, due 11/1/14; BRE Properties, Inc., 3.58% - 7.13%, due 3/17/09 - 2/15/13; British Sky Broadcasting Group plc, 8.20%, due 7/15/09; BSKYB Finance UK plc, 5.63% - 6.50%, due 10/15/15 - 10/15/35; Burlington Northern Santa Fe Corp., 5.90% - 6.75%, due 7/15/11 - 7/1/12; CenturyTel, Inc., 5.00% - 8.38%, due 10/15/10 - 4/1/17; Commonwealth Edison Co., 5.90%, due 3/15/36; ConAgra Foods, Inc., 8.25%, due 9/15/30; Continental Airlines, Inc., 6.50% - 8.05%, due 6/15/11 - 6/15/21; Countrywide Financial Corp., 3.35%, due 5/5/08; CVS Caremark Corp., 5.75%, due 6/1/17; CVS Pass-Through Trust, 5.30% - 5.79%, due 10/10/25 - 1/11/27; DCP Midstream LLC, 5.38%, due 10/15/15; Eastman Chemical Co., 6.30% - 7.63%, due 4/15/12 - 6/15/24; Energy East Corp., 6.75%, due 9/15/33; Entergy Gulf States, Inc., 5.90%, due 12/8/08; Falconbridge Ltd., 7.35%, due 6/5/12; FedEx Corp., 5.50%, due 8/15/09; First Industrial LP, 7.38% - 7.50%, due 3/15/11 - 12/1/17; Global Marine, Inc., 7.00%, due 6/1/28; Goodrich Corp., 7.63%, due 12/15/12; Hasbro, Inc., 6.60%, due 7/15/28; Historic TW, Inc., 6.63%, due 5/15/29; Husky Energy, Inc., 6.25%, due 6/15/12; Indiana Michigan Power Co., 6.38%, due 11/1/12; iStar Financial, Inc., 4.88% - 7.00%, due 3/15/08 - 3/15/16; Kinder Morgan Energy Partners LP, 6.30% - 7.40%, due 2/1/09 - 8/15/33; Liberty Mutual Group, Inc., 6.50% - 7.50%, due 8/15/16 - 8/15/36; Mack-Cali Realty LP, 4.60% - 7.75%, due 2/15/11 - 1/15/16; Macy’s Retail Holdings, Inc., 4.80% - 7.63%, due 9/1/08 - 3/15/37; Marriott International, Inc., 4.63% - 6.38%, due 6/15/12 - 6/15/17; Metropolitan Edison Co., 4.88%, due 4/1/14; New York Times Co. (The), 4.50%, due 3/15/10; Newell Rubbermaid, Inc., 4.63% - 6.35%, due 12/15/09 - 7/15/28; News America Holdings, Inc., 6.55% - 8.00%, due 10/17/16 - 3/15/33; Oneok Partners LP, 6.15%, due 10/1/16; Pennsylvania Electric Co., 5.13% - 6.13%, due 4/1/09 - 4/1/14; Potomac Edison Co. (The), 5.13%, due 8/15/15; Progress Energy, Inc., 6.85%, due 4/15/12; Spectra Energy Capital LLC, 6.25% - 6.75%, due 2/15/13 - 2/15/32; Talisman Energy, Inc., 7.25%, due 10/15/27; Tampa Electric Co., 6.38%, due 8/15/12; Time Warner Cos, Inc., 6.50% - 8.88%, due 5/1/12 - 11/15/36; Toll Brothers Finance Corp., 6.88%, due 11/15/12; Transocean, Inc., 7.50%, due 4/15/31; Tyco Electronics Group SA, 6.00% - 7.13%, due 10/1/12 - 10/1/37; Vornado Realty LP, 4.75%, due 12/1/10; Washington Mutual, Inc., 4.63% - 7.25%, due 4/1/14 - 11/1/17; Weyerhaeuser Co., 6.75%, due 3/15/12; Willis North America, Inc., 5.63% - 6.20%, due 7/15/15 - 3/28/17; Xstrata Finance Canada Ltd., 5.50% - 6.90%, due 11/16/11 - 11/15/37; Xstrata Finance Dubai Ltd., 3.42%, due 11/13/09; ZFS Finance USA Trust I, 5.88%, due 5/9/32, valued at $790,501.

	775,000	775,000

Deutsche Bank Securities, Inc., 3.20%, dated 1/31/08, due 2/1/08, repurchase price $785,070; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Arizona Public Service Co., 6.38%, due 10/15/11; CBS Corp., 7.88% - 8.63%, due 8/1/12 - 7/30/30; Con-way, Inc., 7.25%, due 1/15/18; COX Communications, Inc., 7.63%, due 6/15/25; CSX Corp., 5.50%, due 8/1/13; DTE Energy Center LLC, 7.46%, due 4/30/24; Enterprise Products Operating LP, 4.63%, due 10/15/09; HCP, Inc., 6.70%, due 1/30/18; International Paper Co., 6.75%, due 9/1/11; Kroger Co. (The), 6.38% - 7.50%, due 3/1/08 - 4/1/31; Legrand France SA, 8.50%, due 2/15/25; Liberty Mutual Group, Inc., 7.00%, due 3/15/37; Murphy Oil Corp., 7.05%, due 5/1/29; Nationwide Health Properties, Inc., 6.25%, due 2/1/13; NIBC Bank NV, 5.82%, due 12/11/99; Nisource Finance Corp., 5.25%, due 9/15/1 Panhandle Eastern Pipeline Co., 6.05%, due 8/15/13; Premcor Refining Group, Inc. (The), 6.13%, due 5/1/11; Quest Diagnostics, Inc., 7.50%, due 7/12/11; Qwest Corp., 7.50%, due 10/1/14 - 6/15/23; RGS (AEGCO) Funding Corp., 9.82%, due 12/7/22; Safeway, Inc., 7.50%, due 9/15/09; Sealed Air Corp., 5.38% - 6.88%, due 4/15/08 - 7/15/33; Sharps SPI LLC, 8.50%, due 4/25/36; Sprint Nextel Corp., 6.00%, due 12/1/16; Starwood Hotels & Resorts Worldwide, Inc., 6.25% - 7.88%, due 5/1/12 - 2/15/13; Verizon New York, Inc., 6.88%, due 4/1/12; Washington Mutual, Inc., 8.25%, due 4/1/10; Waste Management, Inc., 6.50% - 7.75%, due 11/15/08 - 5/15/32; Westvaco Corp., 8.20%, due 1/15/30; ZFS Finance USA Trust I, 6.15%, due 12/15/65, valued at $800,700.

	785,000	785,000

Deutsche Bank Securities, Inc., 3.20%, dated 1/31/08, repurchase price $450,040; fully collateralized by asset backed securities and corporate bonds at the date of this Portfolio of Investments as follows: Aames Mortgage Trust, 7.59%, due 6/25/31; ACE Securities Corp., 3.76% - 6.64%, due 6/25/35 - 7/25/37; Aegis Asset Backed Securities Trust, 5.00% - 5.64 due 12/25/34 - 10/25/35; Ameriquest Finance NIM Trust, 7.00%, due 6/25/34; Ameriquest Mortgage Securities, Inc., 7.64% - 8.21%, due 2/25/33; Argent Securities, Inc., 5.64%, due 3/25/36 - 9/25/36; Asset Backed Securities Corp. Home Equity, 5.64%, due 3/25/36 - 7/25/36; Avalon Re Ltd., 12.15%, due 6/6/08; Banco Nacional de Comercio Exterior SNC, 3.88%, due 1/21/09; Bayer Corp., 6.65%, due 2/15/28; Bruce Mansfield Unit, 6.85%, due 6/1/34; Carina CDO, 5.75% - 6.35%, due 11/10/46; Carrington Mortgage Loan Trust, 5.14% - 5.64%, due 6/25/36 - 1/25/37; CC USA , Inc., 3.09%, due 3/23/09; Cetus ABS CDO, 6.00% - 9.14%, due 12/13/51; Citigroup Mortgage Loan Trust, Inc., 5.14% - 5.64%, due 8/25/36 - 1/25/37; Conseco Finance Securitizations Corp., 7.69% - 8.30%, due 3/1/31 - 2/1/33; Countrywide Asset-Backed Certificates, 5.14% - 7.54%, due 5/25/32 - 1/25/46; Counts Trust, 3.55%, due 8/19/30; Eli Lilly & Co., 5.50%, due 3/15/27; Finance America NIM Trust, 5.25%, due 6/27/34; First Franklin Mortgage Loan Asset Backed Certificates, 4.89%, due 1/25/28; Green Tree Financial Corp., 6.97%, due 5/15/29; GSAMP Trust, 5.64%, due 6/25/36; Hamilton Gardens CDO Ltd., 8.74%, due 9/15/46; Home Equity Asset Trust, 5.64% - 8.37%, due 10/25/33 - 1/25/37; HSI Asset Securitization Corp. Trust, 5.14%, due 7/25/36; Indymac Manufactured Housing Contract, 7.11%, due 2/25/28; Indymac Residential Asset Backed Trust, 5.64%, due 11/25/36; JPMorgan Mortgage Acquisition Corp., 5.14%, due 7/25/36 - 8/25/36; Landsbanki Islands HF, 6.10%, due 8/25/11; Long Beach Mortgage Loan Trust, 4.59% - 5.88%, due 2/25/36 - 5/25/46; Mastr Asset Back Securities NIM Trust, 4.50%, due 8/25/34; Mastr Asset Backed Securities Trust, 4.06% - 5.64%, due 3/25/36 - 8/25/36; Merrill Lynch First Franklin Mortgage Loan Trust, 4.99%, due 4/25/37; Morgan Stanley ABS Capital I, 4.24% - 5.14%, due 4/25/36 - 9/25/36; Nomura Home Equity Loan, Inc., 5.44%, due 7/25/36; Oakwood Mortgage Investors, Inc., 7.18%, due 12/15/26; Orion Ltd. CDO, 5.21% - 9.17%, due 12/10/51; Pyxis ABS CDO, 6.00%, due 11/10/46; Qantas Airways Ltd., 5.13%, due 6/20/13; Residential Asset Securities NIM Corp., 4.50%, due 12/25/34; Sail Net Interest Margin Notes, 5.50%, due 3/27/34; Saxon Asset Securities Trust, 8.70%, due 7/25/30; Securitized Asset Backed Receivables LLC Trust, 4.19% - 5.39%, due 3/25/36 - 10/25/36; SG Mortgage Securities Trust, 4.14%, due 7/25/36; Sharp CDO II Ltd., Zero Coupon, due 9/8/46; Sharp SP I LLC Net Interest Margin Trust, 5.92%, due 2/25/34; SLM Corp., 5.38%, due 1/15/13; South Point Energy Center LLC , 8.40%, due 5/30/12; Static Residential Trust, 7.43%, due 9/12/37; Structured Asset Securities Corp., 5.64%, due 2/25/37; TABS Ltd., 4.55%, due 2/12/47; Terwin Mortgage Trust, 3.92%, due 3/25/37; Textron Financial Corp., 4.60%, due 5/3/10; Toyota Motor Credit Corp., 5.75%, due 6/5/14; United Air Lines, Inc., 9.56%, due 10/19/18; WAMU Asset-Backed Certificates, 4.74% - 5.39%, due 1/25/37; Washington Mutual Asset-Backed Certificates, 4.74% - 5.39%, due 11/25/36, valued at $459,000.

	(b)(i)450,000	450,000

JPMorgan Securities, Inc., 3.15%, dated 1/31/08, due 2/1/08, repurchase price $200,018; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Kraft Foods, Inc., due 2/1/08; Kansas City Power & Light Co., due 2/1/08; Rockies Express Pipeline LLC, due 2/1/08; MeadWestvaco Corp., due 2/5/08; Weatherford International Ltd., due 2/1/08; Devon Energy Corp., due 2/1/08; MeadWestvaco Corp., due 2/4/08; Rockies Express Pipeline LLC, due 2/7/08; Martin Marietta Materials, Inc., due 2/1/08 - 2/5/08; Home Depot, Inc., due 2/5/08; Nissan Motor Acceptance Corp, due 2/12/08; National Grid USA, due 3/31/08, valued at $204,005.

	200,000	200,000
Lehman Brothers, Inc., 3.24%, dated 1/31/08, due 2/1/08, repurchase price $1,200,108; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Aegis Finance LLC, due 2/1/08; Racers, due 2/20/09, valued at $1,224,005.	1,200,000	1,200,000

Merrill Lynch & Co., 3.25%, dated 1/31/08, due 2/1/08, repurchase price $700,063; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Allegheny Ludlum Corp., 6.95%, due 12/15/25; Avnet, Inc., 5.88%, due 3/15/14; Choctaw Generation LP, 9.52%, due 6/15/30; Cincinnati Bell Tele Co., 6.30%, due 12/1/28; Clear Channel Communications, Inc., 4.40% - 6.88%, due 5/15/11 - 6/15/18; Colombia Government International Bond, 7.38% - 11.75%, due 1/27/17 - 9/18/37; Continental Airlines, Inc., 6.80% - 7.46%, due 4/1/15 - 4/19/22; Delhaize America, Inc., 9.00%, due 4 El Paso Natural Gas Co., 7.50%, due 11/15/26; Electronic Data Systems Corp., 6.50%, due 8/1/13; Enbridge Energy Partners LP, 8.05%, due 10/1/37; Macy’s Retail Holdings, Inc., 7.45%, due 7/15/17; Marriott International, Inc., 5.81%, due 11/10/15; Midwest Generation LLC, 8.30% - 8.56%, due 7/2/09 - 1/2/16; Nelnet, Inc., 7.40%, due 9/29/36; Norbord, Inc., 8.13%, due 3/20/08; Royal Caribbean Cruises Ltd., 6.88% - 8.75%, due 12/1/13 - 6/15/16; Ryland Group, Inc., 6.88%, due 6/15/13; Safeway, Inc., 7.45%, due 9/15/27; Teco Finance, Inc., 6.57% - 7.20%, due 5/1/11 - 11/1/17; Universal Corp., 5.00%, due 9/1/11, valued at $714,001.

	700,000	700,000

UBS Securities LLC, 3.22%, dated 1/31/08, due 2/1/08, repurchase price $200,018; fully collateralized by asset backed security and corporate bonds at the date of this Portfolio of Investments as follows: AmerisourceBergen Corp., 5.63%, due 9/15/12; Canadian Natural Resources Ltd., 6.00% - 6.70%, due 7/15/11 - 8/15/16; Carpenter Technology Corp., 7.63%, due 8/15/11; CBS Corp., 5.63% - 7.88%, due 7/30/10 - 7/30/30; CenterPoint Energy Resources Corp., 5.95% - 6.63%, due 1/15/14 - 11/1/37; Coca-Cola Bottling Co., 6.38% - 7.20%, due 5/1/09 - 7/1/09; Commercial Metals Co., 6.50%, due 7/15/17; Continental Airlines, Inc., 6.82%, due 5/1/18; Coventry Health Care, Inc., 5.88%, due 1/15/12; Developers Diversified Realty Corp., 4.63%, due 8/1/10; Dominion Capital Trust I, 7.83%, due 12/1/27; El Paso Natural Gas Co., 5.95%, due 4/15/17; Empresa Nacional de Electricidad SA , 7.75%, due 7/15/08; Endesa-Chile Overseas Co., 7.33%, due 2/1/37; Erac USA Finance Co., 3.50% - 7.00%, due 4/30/09 - 10/15/37; Fisher Scientific International, Inc., 6.75%, due 8/15/14; Gulfstream Natural Gas System LLC, 6.19%, due 11/1/25; HCP, Inc., 6.70% - 7.07%, due 6/8/15 - 1/30/18; Hospira, Inc., 5.55%, due 3/30/12; Hospitality Properties Trust, 5.63% - 7.00%, due 3/1/08 - 1/15/18; HRPT Properties Trust, 5.59% - 6.40%, due 3/16/11 - 11/1/15; Humana, Inc., 6.30% - 6.45%, due 6/1/16 - 8/1/18; Inco Ltd., 7.20%, due 9/15/32; International Paper Co., 4.25% - 8.10%, due 1/15/09 - 5/18/09; Liberty Property LP, 7.50%, due 1/15/18; Montpelier Re Holdings Ltd., 6.13%, due 8/15/13 Nisource Capital Markets, Inc., 7.72%, due 4/17/09; Oneok, Inc., 5.20% - 5.51%, due 2/16/08 - 6/15/15, valued at $204,002.

	200,000	200,000
Wachovia Capital Markets LLC, 3.33%, dated 1/31/08, due 2/1/08, repurchase price $200,019; fully collateralized by asset backed security and discount commercial paper at the date of this Portfolio of Investments as follows: Burlington Northern Santa Fe Railway Co. (The), due 2/21/08; CapitalSource Commercial Loan Trust, 4.78%, due 1/20/16; ConAgra Foods, Inc., due 2/6/08; Duke Energy Corp., due 2/7/08; Kinder Morgan Energy Partners LP, due 2/6/08; Royal Bank of Scotland Group plc, due 4/14/08, valued at $204,000.	200,000	200,000
Total Repurchase Agreements (Cost $5,002,330)		5,002,330
Total Investments (100.2%) (Cost $24,418,993)		24,418,993
Liabilities in Excess of other Assets (-0.2%)		(38,869)
Net Assets (100%)		$24,380,124

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
(i)	Perpetual — Security does not have a predetermined maturity date.
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
SIV	— Structured Investment Vehicle

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (82.3%)
Commercial Paper (6.6%) (e)
Dallas Area Rapid Transit, TX, Senior Sub Lien, Series 2001
3.45%, 3/5/08 - 7/23/08	$26,000	$26,000
3.59%, 3/17/08	15,000	15,000
Harris County, TX, Series A-1,
3.50%, 3/6/08	20,000	20,000
Kentucky Asset Liability Commission, 2005
General Fund Second,
Series A-1,
3.47%, 2/7/08	15,000	15,000
3.60%, 2/7/08	12,500	12,500
Series A-2,
3.00%, 6/4/08	16,600	16,600
Lower Colorado River Authority, TX, Transmission Service Corp.,
Series 2003,
3.80%, 2/6/08	10,000	10,000
Michigan, Multi-Modal School Loan, Series 2005 C,
3.50%, 10/28/08	30,000	30,000
Salt River Projects Agricultural Improvement & Power District, AZ,
Series B,
2.45%, 2/4/08	35,000	35,000
San Antonio, TX, Electric & Gas, Series 1995 A,
3.25%, 3/10/08	19,000	19,000
San Antonio, TX, Water System, Series A,
2.40%, 2/4/08	25,000	25,000
University of Minnesota Regents, Series 2007 C,
3.40%, 2/5/08	15,000	15,000
		239,100
Daily Variable Rate Bonds (4.2%)
ABAG Finance Authority for Nonprofit Corporations, CA,
Acacia Creek at Union City, Series 2008 A,
1.80%, 7/1/38	20,000	20,000
Clarksville Public Building Authority, TN, Pooled Financing,
Series 2004,
1.90%, 7/1/34	25,925	25,925
Kentucky Public Energy Authority, Inc., Gas Supply,
Series 2006 A,
1.92%, 8/1/16	24,874	24,874
New York City Industrial Development Agency, NY, One Bryant Park LLC,
Series 2004 B,
1.90%, 11/1/39	22,000	22,000
Southeast Alabama Gas District Supply, Series 2007 A,
1.92%, 8/1/27	55,650	55,650
Tompkins County Industrial Development Agency, NY,
Cornell University, Series 2008,
A-1,
1.75%, 7/1/37	2,525	2,525
A-2,
1.70%, 7/1/37	3,180	3,180
		154,154
Municipal Bonds & Notes (6.2%)
Arizona School District Tax Anticipation Note Financing Program,
Series 2007 COPs TANs,
4.50%, 7/30/08	16,500	16,567
California, Series 2007-2008 RANs,
4.00%, 6/30/08	41,000	41,104
Colorado, Education Loan, Series 2007 A TRANs,
4.50%, 8/5/08	26,200	26,298
Greater Southern Tier Board of Cooperative Educational Services,
NY, Supervisory District, Series 2007 RANs,
4.25%, 6/30/08	10,000	10,023

King County, WA, Series 2007 BANs,
4.00%, 10/30/08	12,000	12,072
Miami-Dade County School District, FL, Series 2008 A RANs,
3.50%, 5/29/08	6,000	6,030
Michigan, Fiscal 2008 Series A,
4.00%, 9/30/08	20,000	20,138
Oregon, Series 2007 A TANs,
4.50%, 6/30/08	15,000	15,052
Pioneer Valley Transit Authority, MA, Series 2007 RANs,
4.25%, 8/1/08	8,000	8,006
South Carolina Association of Governmental Organizations,
Series 2007 C COPs,
4.00%, 3/3/08	15,000	15,004
Syracuse, NY, Series 2007 A RANs,
4.50%, 6/30/08	11,600	11,635
Temple University, PA, University Funding, Series 2007,
4.25%, 4/24/08	5,000	5,007
Tompkins-Seneca-Tioga Board Of Cooperative Educational
Services, NY, Series 2007 RANs,
4.25%, 6/30/08	4,135	4,141
University of Texas Regents, Permanent University Fund Notes,
Series 2007 A,
3.75%, 5/15/30	35,000	35,000
		226,077
Put Option Bond (0.1%)
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987
3.79%, 2/15/17	4,000	4,000
Weekly Variable Rate Bonds (65.2%)
Alabama Special Care Facilities Authority of the City of Mobile,
Ascension Health Senior Credit Group,
Series 2006 D ROCs II-R, Series 687,
2.28%, 11/15/14	11,000	11,000
Alaska Housing Finance Corp., Home Mortgage,
Series 2007 B,
2.02%, 12/1/41	51,850	51,850
American Public Energy Agency, NE, National Public Gas
Agency, Series 2003 A,
2.20%, 2/1/14	30,100	30,100
Atlanta, GA, Sub Lien Tax Allocation Atlantic Station,
Series 2006,
2.15%, 12/1/24	15,000	15,000
Aurora, CO, Water Improvement First Lien,
Series 20007 A PUTTERs, Series 2010 (Ambac),
2.60%, 8/1/15	29,090	29,090
Austin Trust, FL, Jacksonville Transportation, Series 2007
Custody Receipts, Series 2007-180 (MBIA),
2.55%, 4/1/15	19,390	19,390
BB&T Municipal Trust, Various States, Floater Certificates,
Series 1005,
2.29%, 2/20/22	10,795	10,795
Birmingham Public Educational Building Authority, AL,
University of Alabama Student Housing, Series 2005 A,
2.22%, 7/1/37	11,930	11,930
Broward County Health Facilities Authority, FL, Henderson
Mental Health Center, Series 2004,
2.17%, 7/1/29	5,100	5,100
Cabell County, WV, Marshall University, Series 2007 A,
2.23%, 7/1/39	27,000	27,000
Central Utah Water Conservancy District,
Series 1998 E (Ambac),
6.00%, 4/1/27	13,610	13,610
Series 2004 C (Ambac),
6.00%, 4/1/34	42,400	42,400
Cheyenne, WY, St. Mary’s School, Series 2007,
2.21%, 10/1/37	9,000	9,000
Chicago Board of Education, IL, Series 2004 D (FSA),
2.19%, 3/1/23	11,030	11,030
Chicago, IL, Chicago O’Hare International Airport Third Lien,
Series 2005 D (CIFG),
2.30%, 1/1/35	25,000	25,000

Chicago, IL, Refinancing, Series 2003 B (FSA),
2.17%, 1/1/34	25,400	25,400
Colorado Educational & Cultural Facilities Authority,
Gaston Christian Schools, Inc., Series 2007,
2.16%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority,
Pueblo Serra Worship Holdings, Series 2006,
2.16%, 3/1/37	16,000	16,000
Colorado Educational & Cultural Facilities Authority,
Valor Christian Schools, Series 2007,
2.12%, 11/1/38	20,000	20,000
Colorado Springs, CO, Utilities System Sub Lien,
Series 2005 A,
2.06%, 11/1/35	24,600	24,600
Series 2007 A,
2.15%, 11/1/37	30,000	30,000
Columbus Development Authority, GA, Student Housing
Facilities, Series 2005 A,
2.24%, 9/1/30	5,500	5,500
Cook County, IL,
Series 2002 B,
2.17%, 11/1/31	110,000	110,000
Series 2002 D P-FLOATs PT-1522 (Ambac),
3.50%, 11/15/20	8,310	8,310
Cypress-Fairbanks Independent School District, TX,
Series 2007 ROCs II-R, Series 7058,
2.28%, 2/15/15	12,000	12,000
Series 2007 ROCs II-R, Series 11164,
2.28%, 2/15/15	20,995	20,995
Dayton-Montgomery County Port Authority, OH, CareSource,
Series 2007 A,
2.80%, 11/15/28	17,000	17,000
Derry Township Industrial & Commercial Development
Authority, PA, Hotel Tax Arena, Series 2000 A,
2.17%, 11/1/30	6,600	6,600
Enhanced Return Puttable Floating Option Tax-Exempt Receipts,
CA, P-FLOATs,
Series EC-1011,
2.60%, 3/1/18	20,100	20,100
Series EC-1017,
2.60%, 6/1/18	15,110	15,110
Enhanced Return Puttable Floating Option Tax-Exempt Receipts,
FL, Florida Board of Education P-FLOATs,
Series EC-1002 (Ambac),
2.86%, 7/1/20	39,600	39,600
Enhanced Return Puttable Floating Option Tax-Exempt Receipts,
MD, P-FLOATs, Series EC-1012,
2.29%, 3/15/20	7,900	7,900
Fayette County Hospital Authority, GA,
Fayette Community Hospital, Series 2007,
2.12%, 6/1/37	15,000	15,000
FIU Athletics Finance Corp., FL, Football Stadium Project,
Series 2007 A,
2.23%, 3/1/33	14,000	14,000
Fulton County Development Authority, GA,
Piedmont Healthcare, Inc., Series 2005,
2.12%, 6/1/35	15,800	15,800
Gwinnett County Hospital Authority, GA,
Gwinnett Hospital System, Series 2007 B (FSA),
2.11%, 7/1/32	18,100	18,100
Hall County & Gainsville Hospital Authority, GA,
Northeast Georgia Health System, Inc., Series 2007 G (AGC)
2.13%, 5/1/36	10,200	10,200

Harris County Health Facilities Development Corp., TX,
Baylor College of Medicine, Series 2007 B,
2.12%, 11/15/47	45,000	45,000
Harris County Health Facilities Development Corp., TX,
Methodist Hospital System, Series 2006 A,
2.15%, 12/1/32	30,800	30,800
Harris County Hospital District, TX, Senior Lien,
Series 2007 ROCs II-R, Series 12075 (MBIA),
2.53%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX,
Baytank, Inc., Series 1998,
2.18%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group,
Series 2007 A-2,
2.17%, 11/15/37	30,000	30,000
Houston, TX, Combined Utility System,
Series 2007 ROCs II-R, Series 9096 (FSA),
2.28%, 5/15/15	10,795	10,795
Illinois Development Finance Authority,
Evanston Northwestern Healthcare Corp.,
Series 2001 A,
2.17%, 5/1/31	25,000	25,000
Illinois Development Finance Authority,
Jewish Federation of Metropolitan Chicago,
Series 1999 (Ambac),
3.05%, 9/1/24	1,150	1,150
Illinois Development Finance Authority,
Museum of Contemporary Art, Series 1994,
2.18%, 2/1/29	20,100	20,100
Illinois Development Finance Authority,
Young Men’s Christian Association of Metropolitan Chicago,
Series 2001,
2.20%, 6/1/29	4,900	4,900
Illinois Educational Facilities Authority,
The Art Institute of Chicago,
Series 1995,
2.15%, 3/1/27	11,600	11,600
Illinois Finance Authority, Edward Hospital Obligated Group,
Series 2007 B-1 (Ambac),
2.75%, 2/1/40	14,000	14,000
Illinois Finance Authority, Elmhurst Memorial Healthcare
Municipal CRVS, Series 2006-2001,
2.26%, 7/1/09	4,000	4,000
Illinois Finance Authority, Loyola University Health System,
Series 2006 C,
2.15%, 4/1/41	11,500	11,500
Illinois Health Facilities Authority, Northwestern Memorial
Hospital, Series 1995,
2.40%, 8/15/25	40,000	40,000
Illinois Housing Development Authority, Village Center
Development, Series 2004,
2.80%, 3/1/20	7,150	7,150
Illinois International Port District, Series 2003,
2.84%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Toll Highway Senior Priority,
Series 2006 A-2 Eagle #20070152 Class A (FSA),
2.28%, 1/1/31	21,000	21,000
Indiana Development Finance Authority,
The Culver Educational Foundation, Series 1997,
2.16%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility Financing Authority,
University of Evansville, Series 2007,
2.80%, 12/1/31	20,000	20,000
Indiana Health Facility Financing Authority,
Community Health Network, Series 2005 C,
2.80%, 5/1/35	10,000	10,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile, AL, Series 2006 B,
2.00%, 2/1/40	5,000	5,000
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
2.17%, 6/1/39	17,000	17,000
Jackson Health Educational & Housing Facility Board, TN,
Union University, Series 2005,
2.12%, 7/1/19	6,220	6,220
James City County Economic Development Authority, VA,
Virginia United Methodist Homes of Williamsburg,
Series 2007 C,
2.25%, 7/1/17	53,295	53,295
JPMorgan Chase & Co., Various States,
I-PUTTERs, Series 1633P,
2.70%, 12/15/13	17,185	17,185
Kansas City Industrial Development Authority, MO,
Kansas City Downtown Redevelopment District,
Series 2005 C (Ambac),
3.25%, 4/1/40	50,200	50,200
Series 2006 A (Ambac),
3.25%, 12/1/32	16,300	16,300
Kansas City Industrial Development Authority, MO,
The Ethans Apartments, Series 2004,
2.24%, 2/1/39	22,000	22,000
Kentucky Public Energy Authority, Inc.,
Gas Supply Senior,
Series 2007 A-1,
2.20%, 2/1/28	31,200	31,200
Series 2007 A-2,
2.20%, 2/1/28	58,500	58,500
Knox County Health Educational & Housing Facility Board,
TN, Webb School of Knoxville, Series 2006,
2.12%, 8/1/26	7,000	7,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute, Series 2003 C,
1.90%, 2/15/38	15,800	15,800
Louisiana Public Facilities Authority, CHRISTUS Health,
Series 2005 C, Subseries C-2 (Ambac),
3.05%, 7/1/41	1,600	1,600
Madisonville, KY, Trover Clinic Foundation, Inc.,
Series 2006 (AGC),
2.24%, 11/1/36	19,250	19,250
Maricopa County, AZ, Sun Health Corp., Series 2007,
2.24%, 4/1/38	21,570	21,570
Maryland Health & Higher Educational Facilities Authority,
Mercy Medical Center, Series 2006 P-FLOATs MT-276,
3.60%, 7/1/36	19,595	19,595
Massachusetts Development Finance Agency,
Phillips Academy, Series 2003,
2.13%, 9/1/33	14,800	14,800
Massachusetts Health & Educational Facilities Authority,
Wellesley College, Series 2008 I,
1.95%, 7/1/39	3,500	3,500
Michigan Higher Education Facilities Authority,
Calvin College, Series 2007 B,
2.80%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, McLaren
Health Care, Series 2005 B ROCs II-R, Series 10012,
2.28%, 2/11/28	18,750	18,750
Michigan Strategic Fund, Diocese of Grand Rapids
Educational & Cathedral Square, Series 2007,
2.80%, 11/1/37	23,360	23,360
Midcities Metropolitan District No 1, CO,
STARS BNP, Series 2004-110,
2.30%, 12/1/31	13,155	13,155
Mississippi, Capital Improvement, Series 2003 E,
2.00%, 11/1/23	6,705	6,705

Missouri Health & Educational Facilities Authority, SSM
Health Care, Series 2005 B ROCs II-R, Series 10314,
2.33%, 6/1/35	39,400	39,400
Montgomery County, OH, Catholic Health Initiatives,
Series 2006 B-1,
2.30%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas,
Series 2006 B PUTTERs, Series 1579Q,
2.25%, 6/1/08	16,215	16,215
Municipal Securities Trust Certificates, IL, Illinois Toll
Highway, Series 1998-67 Class A, Series 144A (FSA),
2.25%, 1/1/15	38,700	38,700
Murray City, UT, IHC Health Services, Inc., Series 2005 D ,
2.10%, 5/15/37	15,500	15,500
Nevada System of Higher Education,
Series 2005 B PUTTERs, Series 1134 (Ambac),
2.60%, 7/1/13	10,500	10,500
New Castle County, DE, University Courtyard Apartments,
Series 2005,
2.17%, 8/1/31	9,500	9,500
New Hampshire Health & Education Facilities Authority,
Crotched Mountain Rehabilitation Center, Series 2006,
2.22%, 1/1/37	7,400	7,400
New Hampshire Higher Educational Health & Facilities
Authority, Riverwoods at Exeter, Series 1997 B,
2.22%, 3/1/23	8,385	8,385
New York City Industrial Development Agency, NY,
One Bryant Park LLC, Series 2004 A,
2.21%, 11/1/39	17,490	17,490
North Carolina Capital Facilities Finance Agency,
Barton College, Series 2004,
2.28%, 7/1/19	4,600	4,600
North Carolina Medical Care Commission,
Firsthealth of the Carolinas, Series 2002,
2.13%, 10/1/32	7,000	7,000
North Carolina Medical Care Commission,
Mission-St. Joseph’s Health System, Series 2003,
2.20%, 10/1/18	9,890	9,890
North Carolina Medical Care, Community Facilities,
Series 2007 A,
2.21%, 10/1/37	16,125	16,125
Ohio, Common Schools,
Series 2005 C P-FLOATs PT-3442,
2.24%, 6/15/25	15,090	15,090
Series 2006 B,
2.27%, 6/15/26	14,580	14,580
Perry County, MS, Leaf River Forest Products, Inc., Series 2002,
2.35%, 2/1/22	21,600	21,600
Philadelphia Industrial Development Authority, PA,
Inglis House, Series 1997,
2.17%, 5/1/17	21,000	21,000
Philadelphia, PA, Gas Works Sixth, Series 1998 (FSA),
2.15%, 8/1/31	17,000	17,000
Philadelphia, PA, Water & Wastewater, Series 2003 (FSA),
2.11%, 6/15/23	31,230	31,230
Puttable Floating Option Tax-Exempts Receipts, AZ, Arizona
Health Facilities Authority Phoenix Children’s Hospital,
Series 2007 C P-FLOATs MT-411,
3.80%, 2/1/42	26,000	26,000
Puttable Floating Option Tax-Exempts Receipts, CA,
California, Series 2007 P-FLOATs EC-1177,
2.60%, 11/1/37	13,500	13,500
Puttable Floating Option Tax-Exempts Receipts, CO,
Adams County School District No. 14,
Series 2006 P-FLOATs PT-4217,
2.27%, 12/1/31	25,365	25,365
Puttable Floating Option Tax-Exempts Receipts, GA, Fulton
County Development Authority Catholic Health East,
Series 2007 P-FLOATs PT-4142,
3.30%, 11/15/28	22,995	22,995

Puttable Floating Option Tax-Exempts Receipts, MD,
Maryland P-FLOATs EC-1072,
2.29%, 3/1/17	1,260	1,260
Puttable Floating Option Tax-Exempts Receipts, OT,
Series 2006 P-FLOATs EC-002,
2.35%, 12/1/35	6,925	6,925
Puttable Floating Option Tax-Exempts Receipts, PA,
Allegheny County Hospital Development Authority, University
of Pittsburgh Medical Center, Series 2007 D,
2.88%, 11/15/37	23,340	23,340
Raleigh, NC, Downtown Improvement, Series 2005 B COPs,
2.12%, 2/1/34	32,200	32,200
Regional Transportation Authority, IL, Refinancing, Series 2005 B,
2.10%, 6/1/25	5,495	5,495
Richmond, KY, Kentucky League of Cities Funding Trust,
Series 2006 A,
2.82%, 3/1/36	7,500	7,500
Savannah Economic Development Authority, GA, Savannah
Christian Preparatory School, Series 2007,
2.12%, 6/1/35	14,500	14,500
Seminole County, FL, Water & Sewer,
Series 2006 PUTTERs, Series 2039,
2.25%, 10/1/14	35,885	35,885
South Carolina Educational Facilities Authority, Bon Secours
Health System, Series 2008 A (FSA),
2.11%, 11/1/42	20,000	20,000
Southeast Alabama Gas District, Sub Supply,
Series 2007 B SGB 71, Series A,
2.30%, 8/1/08	8,415	8,415
St. Joseph County, IN, Logan Community Resources,
Series 2004,
2.82%, 5/1/34	6,100	6,100
Tennergy Corp., TN, Gas, Series 2006 B PUTTERs,
Series 1260B,
2.25%, 11/1/13	23,575	23,575
Texas Transportation Commission, Mobility Fund,
Series 2006 A ROCs II-R, Series 9090,
2.28%, 4/1/15	7,585	7,585
Tompkins County Industrial Development Agency, NY,
Tompkins Cortland Community College Foundation, Inc.,
Series 2008,
2.16%, 1/1/38	11,025	11,025
UCF Health Facilities Corp., FL, UCF Health
Sciences Campus at Lake Nona, Series 2007,
2.80%, 7/1/37	20,000	20,000
Union County, NC, Series 2007 C,
2.07%, 3/1/33	26,145	26,145
University of Massachusetts Building Authority,
Series 2006-1 (Ambac),
2.90%, 11/1/34	18,050	18,050
Wapello County, IA, Ottumwa Regional Health Center,
Series 2004,
2.20%, 10/1/18	13,300	13,300
Series 2006,
2.20%, 10/1/31	15,505	15,505
Washington County Authority, PA, Girard Estate, Series 1999,
2.17%, 6/1/27	16,275	16,275
Washington Health Care Facilities Authority,
Swedish Health Services, Series 2006,
2.23%, 11/15/26	9,000	9,000
Washington State Housing Finance Commission,
Judson Park, Series 2007,
2.16%, 2/1/37	10,400	10,400
Washington State, Series 2008 A ROCs II-R, Series 12002,
2.28%, 1/15/10	12,000	12,000
Washington State, Series 2008 B ROCs II-R,
Series 12003 (MBIA),
2.53%, 6/15/10	15,000	15,000
Washington State, Series 2008 D ROCs II-R, Series 1096,
2.28%, 1/1/16	1,300	1,300

Wisconsin Health & Educational Facilities Authority,
Amery Regional Medical Center, Series 2006 A,
2.65%, 5/1/36	8,000	8,000
York County School District No. 4, SC,
Fort Mill TOCs, Series 2004 F,
2.26%, 3/9/12	(a)12,140	12,140
Yorkville United City Special Service Area 2004-106, IL,
Special Tax, Series 2004,
2.25%, 3/1/34	3,000	3,000
		2,379,345
Total Tax-Exempt Instruments (Cost $3,002,676)		3,002,676
U.S. Government & Agency Securities (9.1%)
Federal Home Loan Bank,
1.00%, 2/1/08	(d)100,000	100,000
2.60%, 2/7/08	(d)21,900	21,890
2.62%, 2/6/08	(d)100,000	99,964
2.63%, 2/27/08	(d)52,800	52,697
2.79%, 2/19/08	(d)58,900	58,818
Total U.S. Government & Agency Securities (Cost $333,369)		333,369
Total Investments (91.4%) (Cost $3,336,045)		3,336,045
Other Assets in Excess of Liabilities (8.6%)		314,681
Net Assets (100%)		$3,650,726

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted t o reflect a money market equivalent yield.
(e)	The rates shown are the effective yields at the date of purchase.
AGC	— Assured Guaranty Corp.
Ambac	— Ambac Assurance Corp.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
CRVS	— Custodial Residual and Variable Securities
FSA	— Financial Security Assurance, Inc.
I-PUTTERs	— Income Puttable Tax-Exempt Receipts
MBIA	— MBIA Insurance Corp.
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
STARS	— Short-Term Adjustable Rates
TANs	— Tax Anticipation Notes
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

		Percent
	Value	of Net
State/Territory	(000)	Assets
Illinois	$390,835	10.7%
Texas	315,850	8.7
Colorado	194,403	5.3
Kentucky	185,424	5.1
Florida	170,005	4.7
Missouri	127,900	3.5
Pennsylvania	120,452	3.3
Georgia	117,095	3.2
California	109,814	3.0
North Carolina	106,755	2.9
Michigan	98,748	2.7
Alabama	91,995	2.5
Arizona	82,570	2.3
New York	82,019	2.2
Tennessee	78,935	2.2
Utah	71,510	2.0
Virginia	69,095	1.9
Washington	59,772	1.6
Alaska	51,850	1.4
Ohio	51,670	1.4
Indiana	49,400	1.4
South Carolina	47,144	1.3
Iowa	45,805	1.3
Massachusetts	44,356	1.2
Oregon	31,619	0.9
Nebraska	30,100	0.8
Maryland	28,755	0.8
Mississippi	28,305	0.8
West Virginia	27,000	0.7
Multi-State	24,110	0.7
New Hampshire	15,785	0.4
Minnesota	15,000	0.4
Nevada	10,500	0.3
Delaware	9,500	0.3
Wyoming	9,000	0.2
Wisconsin	8,000	0.2
Louisiana	1,600	0.0
	$3,002,676	82.3%

Morgan Stanley Institutional Liquidity Fund
Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.3%)
U.S. Treasury Bills,
3.05%, 7/10/08	$ (h)40,000	$39,471
3.07%, 7/3/08	(h)85,000	83,915
4.00%, 5/1/08	(h)2,000	1,980
U.S. Treasury Notes,
3.75%, 5/15/08	2,000	1,997
4.63%, 3/31/08	1,000	1,001
4.88%, 4/30/08 - 8/31/08	6,000	6,023
5.00%, 7/31/08	2,000	2,016
5.13%, 6/30/08	1,000	1,004
Total U.S. Treasury Securities (Cost $137,407)		137,407
Repurchase Agreements (98.0%)
Barclays, Inc., 1.70%, dated 1/31/08, due 2/1/08, repurchase price $750,035; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, Zero Coupon - 8.13%, due 8/15/21 - 8/15/30; U.S. Treasury Notes, 1.88% - 3.88%, due 2/15/13 - 7/15/17, valued at $765,000.	750,000	750,000
Bear Stearns Cos., Inc., 1.75%, dated 1/31/08, due 2/1/08, repurchase price $500,024; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 2.38% - 6.13%, due 1/15/27 - 8/15/29; U.S. Treasury Notes, 0.88% - 3.75%, due 5/15/08 - 7/15/17, valued at $510,248.	500,000	500,000
CS First Boston LLC, 2.00%, dated 1/31/08, due 2/7/08, repurchase price $100,039; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.28%, due 7/31/08, value at $102,003.	100,000	100,000
CS First Boston LLC, 3.65%, dated 1/2/08, due 6/2/08, repurchase price $10,154; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.00%, due 1/15/14, valued at $10,202.	10,000	10,000
CS First Boston LLC, 3.80%, dated 1/2/08, due 3/3/08, repurchase price $20,129; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.00%, due 1/15/14, valued at $20,403.	20,000	20,000
CS First Boston LLC, 4.17%, dated 11/6/07, due 4/7/08, repurchase price $5,089; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.00%, due 1/15/14, valued at $5,104.	5,000	5,000
CS First Boston LLC, 4.20%, dated 10/25/07, due 2/25/08, repurchase price $5,072; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.25%, due 8/15/14, valued at $5,103.	5,000	5,000
CS First Boston LLC, 4.42%, dated 9/11/07, due 3/10/08, repurchase price $10,221; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 6.25%, due 8/15/23, valued at $10,201.	10,000	10,000
Deutsche Bank Securities, Inc., 1.75%, dated 1/31/08, due 2/1/08, repurchase price $1,050,051; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.27%, due 7/10/08; U.S. Treasury Bonds, 5.25% - 9.13%, due 5/15/18 - 2/15/29; U.S. Treasury Notes, 3.63% - 4.88%, due 3/31/09 - 10/31/09, valued at $1,071,001.	1,050,000	1,050,000

Deutsche Bank Securities, Inc., 3.60%, dated 12/13/07, due 3/13/08, repurchase price $15,137; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.27%, due 7/10/08; U.S. Treasury Bonds, 5.25% - 9.13%, due 5/15/18 - 2/15/29; U.S. Treasury Notes, 3.63% - 4.88%, due 3/31/09 - 10/31/09, valued at $15,300.	15,000	15,000
Deutsche Bank Securities, Inc., 4.05%, dated 11/13/07, due 2/11/08, repurchase price $10,101; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.27%, due 7/10/08; U.S. Treasury Bonds, 5.25% - 9.13%, due 5/15/18 - 2/15/29; U.S. Treasury Notes, 3.63% - 4.88%, due 3/31/09 - 10/31/09, valued at $10,200.	10,000	10,000
Goldman Sachs & Co., 2.55%, dated 1/31/08, due 2/28/08, repurchase price $90,179; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.00%, due 1/15/16, valued at $91,801.	90,000	90,000
JPMorgan Chase & Co., 1.60%, dated 1/31/08, due 2/1/08, repurchase price $200,009; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.28%, due 7/3/08, valued at $204,003.	200,000	200,000
Lehman Brothers, Inc., 1.60%, dated 1/31/08, due 2/1/08, repurchase price $1,223,563; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 1.52% - 2.28%, due 2/7/08 - 7/24/08, valued at $1,247,983.	1,223,509	1,223,509
Merrill Lynch & Co., Inc., 1.60%, dated 1/31/08, due 2/1/08, repurchase price $840,037; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.28%, due 7/31/08; U.S. Treasury Notes, 3.63% - 4.50%, due 12/31/12 - 5/15/17, valued at $856,801.	840,000	840,000
UBS Securities LLC, 1.65%, dated 1/31/08, due 2/1/08, repurchase price $485,022; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, Zero Coupon - 8.88%, due 2/15/19 - 5/15/30, U.S. Treasury Note, Zero Coupon, due 2/15/14, valued at $494,701.	485,000	485,000
UBS Securities LLC, 2.50%, dated 1/29/08, due 2/5/08, repurchase price $200,097; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.88%, due 8/15/17; U.S. Treasury Note, 4.75%, due 1/31/12, valued at $204,000.	200,000	200,000
UBS Securities LLC, 2.50%, dated 1/29/08, due 2/12/08, repurchase price $75,073; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.88%, due 11/15/15, valued at $76,504.	75,000	75,000
UBS Securities LLC, 2.50%, dated 1/30/08, due 2/6/08, repurchase price $75,036; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.88%, due 2/15/21, valued at $76,502.	75,000	75,000
UBS Securities LLC, 2.55%, dated 1/25/08, due 7/25/08, repurchase price $10,129; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $10,205.	10,000	10,000
UBS Securities LLC, 2.60%, dated 1/25/08, due 5/27/08, repurchase price $10,089; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $10,205.	10,000	10,000
UBS Securities LLC, 2.65%, dated 1/28/08, due 2/4/08, repurchase price $150,077; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.50%, due 11/15/16, valued at $153,004.	150,000	150,000

UBS Securities LLC, 2.65%, dated 1/28/08, due 2/11/08, repurchase price $75,077; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 7.88% - 9.88%, due 11/15/15 - 2/15/21, valued at $76,504.	75,000	75,000
UBS Securities LLC, 3.45%, dated 1/9/08, due 6/9/08, repurchase price $20,291; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $20,404.	20,000	20,000
UBS Securities LLC, 3.70%, dated 1/3/08, due 5/2/08, repurchase price $20,247; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $20,404.	20,000	20,000
UBS Securities LLC, 4.15%, dated 11/1/07, due 7/28/08, repurchase price $5,156; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $5,103.	5,000	5,000
UBS Securities LLC, 4.20%, dated 10/29/07, due 2/27/08, repurchase price $10,141; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.25%, due 2/15/16, valued at $10,205.	10,000	10,000
Total Repurchase Agreements (Cost $5,963,509)		5,963,509
Total Investments (100.3%) (Cost $6,100,916)		6,100,916
Liabilities in Excess of Other Assets (-0.3%)		(15,571)
Net Assets (100%)		$6,085,345

(h)	Rates shown are the yield to maturity at January 31, 2008.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 20, 2008